Direxion Monthly High Yield Bull 1.2X Fund

Schedule of Investments (Unaudited)

May 31, 2024

Shares		Fair Value
INVESTMENT COMPANIES - 80.0%
215,203	iShares iBoxx High Yield Corporate Bond ETF (a)	$16,598,607
175,713	SPDR Bloomberg High Yield Bond ETF (a)	16,578,522

	TOTAL INVESTMENT COMPANIES (Cost $32,549,522)	$33,177,129

SHORT TERM INVESTMENTS - 5.7%
Money Market Funds - 5.7%
2,340,000	Invesco Government & Agency Portfolio Institutional Shares, 5.23% (b)(c)	$2,340,000

	TOTAL SHORT TERM INVESTMENTS (Cost $2,340,000)	$2,340,000

	TOTAL INVESTMENTS (Cost $34,889,522) - 85.7%	$35,517,129
	Other Assets in Excess of Liabilities - 14.3%	5,939,145

	TOTAL NET ASSETS - 100.0%	$41,456,274

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Shareholders may obtain the financial statements of these investment companies at www.sec.gov.
(b)	Represents annualized seven-day yield at May 31, 2024.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $2,340,000.

Long Total Return Swap Contracts (Unaudited)

May 31, 2024

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
Total return of PIMCO 0-5 Year High Yield Corporate Bond Index ETF	5.8300% representing 1 month SOFR rate + spread	UBS Securities LLC	10/9/2024	179,074	$16,404,797	$193,248

Direxion Monthly NASDAQ-100® Bull 1.25X Fund

Schedule of Investments (Unaudited)

May 31, 2024

Shares		Fair Value
INVESTMENT COMPANIES - 48.8%
3,934	Invesco QQQ Trust Series 1 (a)	$1,773,093

	TOTAL INVESTMENT COMPANIES (Cost $1,255,821)	$1,773,093

SHORT TERM INVESTMENTS - 22.9%
Money Market Funds - 22.9%
694,081	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 5.18% (b)(c)	$694,081
140,000	Invesco Government & Agency Portfolio Institutional Shares, 5.23% (b)(c)	140,000

	TOTAL SHORT TERM INVESTMENTS (Cost $834,081)	$834,081

	TOTAL INVESTMENTS (Cost $2,089,902) - 71.7%	$2,607,174
	Other Assets in Excess of Liabilities - 28.3%	1,029,322

	TOTAL NET ASSETS - 100.0%	$3,636,497

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Shareholders may obtain the financial statements of these investment companies at www.sec.gov.
(b)	Represents annualized seven-day yield at May 31, 2024.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $834,081.

Long Total Return Swap Contracts (Unaudited)

May 31, 2024

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
Total return of NASDAQ-100® Index	6.0800% representing 1 month SOFR rate + spread	Bank of America Merrill Lynch	12/11/2024	63	$1,032,967	$114,209
Total return of NASDAQ-100® Index	5.9800% representing 1 month SOFR rate + spread	UBS Securities LLC	12/17/2024	87	1,462,650	119,154

					$2,495,617	$233,363

Direxion Monthly NASDAQ-100® Bull 1.75X Fund

Schedule of Investments (Unaudited)

May 31, 2024

Shares		Fair Value
INVESTMENT COMPANIES - 55.8%
536,737	Invesco QQQ Trust Series 1 (a)	$241,912,733

	TOTAL INVESTMENT COMPANIES (Cost $165,987,061)	$241,912,733

SHORT TERM INVESTMENTS - 13.1%
Money Market Funds - 13.1%
43,869,830	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 5.18% (b)(c)	$43,869,830
12,740,000	Invesco Government & Agency Portfolio Institutional Shares, 5.23% (b)(c)	12,740,000

	TOTAL SHORT TERM INVESTMENTS (Cost $56,609,830)	$56,609,830

	TOTAL INVESTMENTS (Cost $222,596,891) - 68.9%	$298,522,563
	Other Assets in Excess of Liabilities - 31.1%	134,963,429

	TOTAL NET ASSETS - 100.0%	$433,485,992

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Shareholders may obtain the financial statements of these investment companies at www.sec.gov.
(b)	Represents annualized seven-day yield at May 31, 2024.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $56,609,830.

Long Total Return Swap Contracts (Unaudited)

May 31, 2024

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
Total return of NASDAQ-100® Index	6.0800 % representing 1 month SOFR rate + spread	Bank of America Merrill Lynch	12/11/2024	13,820	$252,323,565	$1,161,685
Total return of NASDAQ-100® Index	5.9800 % representing 1 month SOFR rate + spread	UBS Securities LLC	12/17/2024	14,061	232,883,485	22,144,526

					$485,207,050	$23,306,211

Direxion Monthly S&P 500® Bull 1.75X Fund

Schedule of Investments (Unaudited)

May 31, 2024

Shares		Fair Value
INVESTMENT COMPANIES - 54.7%
114,865	iShares Core S&P 500 ETF (a)	$60,873,855

	TOTAL INVESTMENT COMPANIES (Cost $46,873,946)	$60,873,855

SHORT TERM INVESTMENTS - 20.6%
Money Market Funds - 20.6%
16,960,000	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 5.18% (b)(c)	$16,960,000
5,990,000	Invesco Government & Agency Portfolio Institutional Shares, 5.23% (b)(c)	5,990,000

	TOTAL SHORT TERM INVESTMENTS (Cost $22,950,000)	$22,950,000

	TOTAL INVESTMENTS (Cost $69,823,946) - 75.3%	$83,823,855
	Other Assets in Excess of Liabilities - 24.7%	27,410,994

	TOTAL NET ASSETS - 100.0%	$111,234,850

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Shareholders may obtain the financial statements of these investment companies at www.sec.gov.
(b)	Represents annualized seven-day yield at May 31, 2024.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $22,950,000.

Long Total Return Swap Contracts (Unaudited)

May 31, 2024

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
Total return of S&P 500® Index	6.0300% representing 1 month SOFR rate + spread	Bank of America Merrill Lynch	12/11/2024	16,195	$74,656,619	$9,238,179
Total return of S&P 500® Index	5.8300% representing 1 month SOFR rate + spread	UBS Securities LLC	12/17/2024	9,163	47,627,249	460,137

					$122,283,868	$9,698,316

Direxion Monthly Small Cap Bull 1.75X Fund

Schedule of Investments (Unaudited)

May 31, 2024

Shares		Fair Value
INVESTMENT COMPANIES - 56.3%
33,556	iShares Russell 2000 ETF (a)	$6,904,818

	TOTAL INVESTMENT COMPANIES (Cost $6,108,910)	$6,904,818

SHORT TERM INVESTMENTS - 17.7%
Money Market Funds - 17.7%
1,391,941	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 5.18% (b)(c)	$1,391,941
780,000	Invesco Government & Agency Portfolio Institutional Shares, 5.23% (b)(c)	780,000

	TOTAL SHORT TERM INVESTMENTS (Cost $2,171,941)	$2,171,941

	TOTAL INVESTMENTS (Cost $8,280,851) - 74.0%	$9,076,759
	Other Assets in Excess of Liabilities - 26.0%	3,192,818

	TOTAL NET ASSETS - 100.0%	$12,269,578

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Shareholders may obtain the financial statements of these investment companies at www.sec.gov.
(b)	Represents annualized seven-day yield at May 31, 2024.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $2,171,941.

Long Total Return Swap Contracts (Unaudited)

May 31, 2024

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation

Total return of Russell 2000® Index	5.8800 % representing 1 month SOFR rate + spread	Bank of America Merrill Lynch	12/11/2024	3,414	$6,479,323	$471,298
Total return of Russell 2000® Index	5.9500 % representing 1 month SOFR rate + spread	UBS Securities LLC	12/17/2024	3,623	7,189,063	207,539

					$13,668,386	$678,837

Direxion Monthly 7-10 Year Treasury Bull 1.75X Fund

Schedule of Investments (Unaudited)

May 31, 2024

Shares		Fair Value
INVESTMENT COMPANIES - 49.0%
13,772	iShares 7-10 Year Treasury Bond ETF (a)	$1,278,042

	TOTAL INVESTMENT COMPANIES (Cost $1,236,668)	$1,278,042

SHORT TERM INVESTMENTS - 34.6%
Money Market Funds - 34.6%
300,000	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 5.18% (b)(c)	$300,000
601,472	Invesco Government & Agency Portfolio Institutional Shares, 5.23% (b)(c)	601,472

	TOTAL SHORT TERM INVESTMENTS (Cost $901,472)	$901,472

	TOTAL INVESTMENTS (Cost $2,138,140) - 83.6%	$2,179,514
	Other Assets in Excess of Liabilities - 16.4%	428,962

	TOTAL NET ASSETS - 100.0%	$2,608,476

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Shareholders may obtain the financial statements of these investment companies at www.sec.gov.
(b)	Represents annualized seven-day yield at May 31, 2024.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $901,472.

Long Total Return Swap Contracts (Unaudited)

May 31, 2024

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
Total return of iShares 7-10 Year Treasury Bond ETF	5.9300 % representing 1 month SOFR rate + spread	Bank of America Merrill Lynch	12/11/2024	16,046	$1,489,121	$(6,578)
Total return of iShares 7-10 Year Treasury Bond ETF	5.8800 % representing 1 month SOFR rate + spread	UBS Securities LLC	12/17/2024	19,381	1,834,130	(53,908)

					$3,323,251	$(60,486)

Direxion Monthly 7-10 Year Treasury Bear 1.75X Fund

Schedule of Investments (Unaudited)

May 31, 2024

Shares		Fair Value
SHORT TERM INVESTMENTS - 37.3%
Money Market Funds - 37.3%
2,320,000	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 5.18% (a)(b)	$2,320,000
1,200,000	Invesco Government & Agency Portfolio Institutional Shares, 5.23% (a)(b)	1,200,000

	TOTAL SHORT TERM INVESTMENTS (Cost $3,520,000)	$3,520,000

	TOTAL INVESTMENTS (Cost $3,520,000) - 37.3%	$3,520,000
	Other Assets in Excess of Liabilities - 62.7%	5,923,213

	TOTAL NET ASSETS - 100.0%	$9,443,213

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at May 31, 2024.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $3,520,000.

Short Total Return Swap Contracts (Unaudited)

May 31, 2024

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
5.7300 % representing 1 month SOFR rate + spread	Total return of iShares 7-10 Year Treasury Bond ETF	Bank of America Merrill Lynch	12/11/2024	99,949	$9,313,218	$89,732
4.4300 % representing 1 month SOFR rate + spread	Total return of iShares 7-10 Year Treasury Bond ETF	UBS Securities LLC	12/17/2024	78,067	7,253,089	32,126

					$16,566,307	$121,858

Hilton Tactical Income Fund

Schedule of Investments (Unaudited)

May 31, 2024

Shares/Principal		Fair Value
COMMON STOCKS - 36.4%
Banks - 1.8%
3,130	Cullen/Frost Bankers, Inc.	$317,945
4,075	JPMorgan Chase & Co.	825,717
17,575	Wells Fargo & Co.	1,053,094

		2,196,756

Beverages - 1.8%
5,950	PepsiCo, Inc.	1,028,755
17,515	The Coca-Cola Co.	1,102,219

		2,130,974

Biotechnology - 0.5%
2,080	Amgen, Inc.	636,168

Building Products - 0.5%
9,149	Carrier Global Corp.	578,125

Capital Markets - 2.7%
7,515	Ares Management Corp.	1,053,378
4,680	Blackstone, Inc.	563,940
32,680	Blue Owl Capital, Inc.	587,913
2,310	The Goldman Sachs Group Inc.	1,054,561

		3,259,792

Chemicals - 0.4%
4,890	LyondellBasell Industries NV (Netherlands)	486,164

Commercial Services & Supplies - 1.1%
7,435	Republic Services, Inc.	1,376,888

Consumer Staples Distribution & Retail - 1.1%
4,105	Target Corp.	641,037
10,050	Walmart, Inc.	660,888

		1,301,925

Interactive Media & Services - 2.0%
14,075	Alphabet, Inc. (a)	2,448,487

Financial Services - 1.6%
7,955	Apollo Global Management, Inc.	924,053
3,500	Visa, Inc.	953,610

		1,877,663

Food Products - 0.4%
6,535	McCormick & Co., Inc.	471,958

Health Care Equipment & Supplies - 1.0%
2,740	Becton, Dickinson and Co.	635,598
4,590	Zimmer Biomet Holdings, Inc.	528,538

		1,164,136

Health Care Providers & Services - 0.6%
1,560	UnitedHealth Group, Inc.	772,777

Hotels, Restaurants & Leisure - 1.3%
3,495	Darden Restaurants, Inc.	525,613
4,020	McDonald’s Corp.	1,040,738

		1,566,351

Industrial Conglomerates - 0.3%
1,790	Honeywell International, Inc.	361,920

Industrial REITs - 0.4%
4,845	Prologis, Inc.	535,324

IT Services - 3.0%
3,230	Accenture PLC (Ireland)	911,797
8,630	Booz Allen Hamilton Holding Corp.	1,313,572
7,875	Thomson Reuters Corp.	1,355,366

		3,580,735

Pharmaceuticals - 3.2%
17,201	AstraZeneca PLC (United Kingdom)	1,342,022
1,350	Eli Lilly & Co.	1,107,459
4,675	Merck & Co., Inc.	586,900
6,490	Novo Nordisk A/S (Denmark)	877,967

		3,914,348

Residential REITs - 0.7%
4,455	AvalonBay Communities, Inc.	858,389

Semiconductors & Semiconductor Equipment - 2.5%
5,871	Applied Materials, Inc.	1,262,735
365	Broadcom, Inc.	484,921
8,530	Taiwan Semiconductor Manufacturing Co Ltd. (China)	1,288,371

		3,036,027

Software - 3.5%
8,785	Microsoft Corp.	3,646,917
5,140	Oracle Corp.	602,357

		4,249,274

Specialized REITs - 0.4%
1,970	Public Storage	539,445

Specialty Retail - 3.2%
3,240	The Home Depot, Inc.	1,084,979
12,425	The TJX Companies, Inc.	1,281,017
5,085	Tractor Supply Co.	1,450,700

		3,816,696

Technology Hardware, Storage & Peripherals - 1.9%
12,240	Apple, Inc.	2,353,140

Textiles, Apparel & Luxury Goods - 0.5%
6,165	NIKE, Inc.	585,983

	TOTAL COMMON STOCKS (Cost $32,450,826)	$44,099,445

INVESTMENT COMPANIES - 33.4%
50,135	Alerian MLP ETF (b)	$2,300,194
35,030	Ares Capital Corp. (b)	755,597
30,070	Communication Services Select Sector SPDR Fund (b)	2,503,628
14,005	Energy Select Sector SPDR Fund (b)	1,305,266
18,520	FS KKR Capital Corp. (b)	379,660
79,725	Invesco Senior Loan ETF (b)	1,683,792
86,745	iShares 0-5 Year High Yield Corporate Bond ETF (b)	3,660,639
132,285	iShares Preferred & Income Securities ETF (b)	4,200,049
156,465	Janus Henderson AAA CLO ETF (b)	7,968,763
49,640	Janus Henderson B-BBB CLO ETF (b)	2,445,266
94,135	JPMorgan Nasdaq Equity Premium Income ETF (b)	5,101,176
103,560	SPDR Blackstone Senior Loan ETF (b)	4,358,840
17,910	Utilities Select Sector SPDR Fund (b)	1,302,415
32,805	Vanguard Short-Term Corporate Bond ETF (b)	2,530,250

	TOTAL INVESTMENT COMPANIES (Cost $38,133,835)	$40,495,535

CORPORATE BONDS - 19.3%
Aerospace & Defense - 0.9%
	Lockheed Martin Corp.
565,000	3.55%, 01/15/2026	$550,790
	Raytheon Technologies Corp.
570,000	4.13%, 11/16/2028	545,667

		1,096,457

Banks - 1.3%
	The PNC Financial Services Group, Inc.
460,000	5.35%, 12/02/2028	458,999
	Truist Financial Corp.
560,000	5.90%, 10/28/2026	561,383
	U.S. Bancorp
560,000	5.73%, 10/21/2026	560,937

		1,581,319

Biotechnology - 0.8%
	AbbVie, Inc.
505,000	4.80%, 03/15/2029	499,683
	Amgen, Inc.
510,000	2.60%, 08/19/2026	482,411

		982,094

Broadline Retail - 0.7%
	Amazon.com, Inc.
835,000	4.65%, 12/01/2029	831,139

Building Products - 0.5%
	Lennox International, Inc.
590,000	5.50%, 09/15/2028	591,841

Capital Markets - 1.5%
	Ares Capital Corp.
710,000	7.00%, 01/15/2027	725,078
	Ares Management Corp.
200,000	6.38%, 11/10/2028	207,692
	Blackstone Secured Lending Fund
300,000	5.88%, 11/15/2027	297,802
	Nasdaq, Inc.
590,000	5.35%, 06/28/2028	592,539

		1,823,111

Communications Equipment - 0.6%
	Cisco Systems, Inc.
790,000	4.80%, 02/26/2027	786,901

Consumer Finance - 1.5%
	American Express Co.
895,000	5.10%, 02/16/2028	889,280
	Toyota Motor Credit Corp.
895,000	4.63%, 01/12/2028	884,022

		1,773,302

Consumer Staples Distribution & Retail - 0.6%
	Walmart, Inc.
765,000	3.95%, 09/09/2027	745,060

Entertainment - 0.5%
	Netflix, Inc.
550,000	5.88%, 11/15/2028	565,263

Financial Services - 1.4%
	Athene Holding Ltd.
200,000	4.13%, 01/12/2028	192,265
	Berkshire Hathaway, Inc.
550,000	3.13%, 03/15/2026	531,967
	John Deere Capital Corp.
525,000	4.15%, 09/15/2027	512,138
	Mastercard, Inc.
420,000	4.88%, 03/09/2028	421,069

		1,657,439

Household Products - 0.4%
	The Procter & Gamble Company
570,000	3.95%, 01/26/2028	556,752

Industrial REITs - 0.7%
	Prologis LP
830,000	4.88%, 06/15/2028	823,038

Insurance - 0.5%
	Marsh & McLennan Cos, Inc.
585,000	4.38%, 03/15/2029	569,553

Interactive Media & Services - 0.5%
	Meta Platforms, Inc.
600,000	3.50%, 08/15/2027	575,071

IT Services - 0.3%
	PayPal Holdings, Inc.
330,000	3.90%, 06/01/2027	319,295

Life Sciences Tools & Services - 0.6%
	Thermo Fisher Scientific, Inc.
760,000	5.00%, 01/31/2029	759,068

Media - 0.4%
	Comcast Corp.
475,000	4.15%, 10/15/2028	458,146

Oil, Gas & Consumable Fuels - 0.5%
	The Williams Cos., Inc.
590,000	5.30%, 08/15/2028	589,649

Pharmaceuticals - 1.6%
	AstraZeneca Finance LLC
950,000	4.80%, 02/26/2027	944,257
	Merck & Co, Inc.
585,000	4.05%, 05/17/2028	569,649
	Pfizer, Inc.
455,000	3.60%, 09/15/2028	434,177

		1,948,083

Retail REITs - 0.4%
	Realty Income Corp.
570,000	4.85%, 03/15/2030	556,680

Semiconductors & Semiconductor Equipment - 1.2%
	Microchip Technology, Inc.
590,000	5.05%, 03/15/2029	584,220
	Texas Instruments, Inc.
950,000	4.60%, 02/15/2028	941,187

		1,525,407

Software - 0.7%
	Intuit, Inc.
570,000	5.13%, 09/15/2028	572,987
	Oracle Corp.
310,000	2.88%, 03/25/2031	266,324

		839,311

Specialized REITs - 0.5%
	Extra Space Storage LP
555,000	5.70%, 04/01/2028	560,527

Technology Hardware, Storage & Peripherals - 0.7%
	Apple, Inc.
830,000	4.00%, 05/10/2028	809,837

	TOTAL CORPORATE BONDS (Cost $23,553,690)	$23,324,343

U.S. GOVERNMENT OBLIGATIONS - 6.9%
	U.S. Treasury Note
4,695,000	4.13%, 09/30/2027	$4,618,523
3,585,000	5.50%, 08/15/2028	3,721,258

	TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost $8,344,570)	$8,339,781

PREFERRED STOCKS - 1.2%
Banks - 0.5%
	Pinnacle Financial Partners, Inc.
12,000	6.75%, 06/01/2173	$284,760
	Wintrust Financial Corp.
13,700	6.88%, 07/15/2172	341,678

		626,438

Capital Markets - 0.6%
	Atlantic Union Bankshares Corp.
14,000	6.88%, 06/03/2173	324,520
	WesBanco, Inc.
14,000	6.75%, 05/15/2173	345,240

		669,760

Financial Services - 0.1%
	Apollo Global Management, Inc.
6,500	7.63%, 09/15/2053	172,250

	TOTAL PREFERRED STOCKS (Cost $1,537,556)	$1,468,448

SHORT TERM INVESTMENTS - 0.2%
Money Market Funds - 0.2%
216,135	Fidelity Investments Money Market Funds Government Portfolio Institutional Class, 5.25% (c)	$216,135

	TOTAL SHORT TERM INVESTMENTS (Cost $216,135)	$216,135

	Total Investments - 97.4% (Cost $104,236,612)	$117,943,687
	Other Assets in Excess of Liabilities - 2.6%	3,096,710

	Total Net Assets - 100.0%	$121,040,397

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Non-income producing security.
(b)	Shareholders may obtain the financial statements of these investment companies at www.sec.gov.
(c)	Represents annualized seven-day yield at May 31, 2024.

REIT - Real Estate Investment Trust

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLP (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services, LLC.

	Asset Class				Liability Class
		Level 1		Level 2	Level 2
Funds	Investment Companies	Short Term Investments	Cash Equivalents	Total Return Swap Contracts*	Total Return Swap Contracts*
Direxion Monthly High Yield Bull 1.2X Fund	$33,177,129	$2,340,000	$5,939,500	$193,248	$—
Direxion Monthly NASDAQ-100® Bull 1.25X Fund	1,773,093	834,081	2,536,327	233,363	—
Direxion Monthly NASDAQ-100® Bull 1.75X Fund	241,912,733	56,609,830	110,372,988	23,306,211	—
Direxion Monthly S&P 500® Bull 1.75X Fund	60,873,855	22,950,000	26,119,229	9,698,316	—
Direxion Monthly Small Cap Bull 1.75X Fund	6,904,818	2,171,941	2,804,134	678,837	—
Direxion Monthly 7-10 Year Treasury Bull 1.75X Fund	1,278,042	901,472	491,351	—	(60,486)
Direxion Monthly 7-10 Year Treasury Bear 1.75X Fund	—	3,520,000	5,946,430	121,858	—

For further information regarding each asset class, see each Fund’s Schedule of Investments.

*	Total return swap contracts are valued at the unrealized appreciation/(depreciation).

Hilton Tactical Income Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$44,099,445	$—	$—	$44,099,445
Investment Companies	40,495,535	—	—	40,495,535
Corporate Bonds	—	23,324,343	—	23,324,343
U.S. Government Obligations	8,339,781	—	—	8,339,781
Preferred Stocks	1,468,448	—	—	1,468,448
Short Term Investments	216,135	—	—	216,135

For further detail on each asset class, see Schedule of Investments.